Structured Entities (Tables)	12 Months Ended
Oct. 31, 2019
Statement [Line Items]
Summary of Carrying Amount and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities
The following table presents the carrying amounts and fair values of transferred assets that did not qualify for derecognition and the associated liabilities:

(Canadian $ in millions)		2019		2018
	Carrying amount (1)	Fair value	Carrying amount (1)	Fair value
Assets
Residential mortgages	6,357		5,569
Other related assets (2)	10,872		11,640
Total	17,229	17,253	17,209	17,105
Associated liabilities (3)	16,993	17,202	16,925	16,763

(1)	Carrying amount of loans is net of allowance.
(2)
Other related assets represent payments received on account of mortgages pledged under securitization programs that have not yet been applied against the associated liabilities. The payments received are held in permitted instruments on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying amount of the securitized assets in the table above.

(3)	Associated liabilities are recognized in Securitization and structured entities’ liabilities in our Consolidated Balance Sheet.

Summary of Unconsolidated Structured Entities
The table below presents amounts related to our interests in unconsolidated SEs:

(Canadian $ in millions)		2019		2018
	Capital vehicles	Canadian customer securitization vehicles (1)	Capital vehicles	Canadian customer securitization vehicles (1)
Interests recorded on the balance sheet
Cash and cash equivalents	547	66	118	53
Trading securities	–	8	–	12
FVTPL securities	–	567	–	582
FVOCI securities	–	616	2	242
Trading loans	–	–	7	–
Other	15	–	3	13
	562	1,257	130	902
Deposits	547	66	570	53
Other	9	–	17	–
	556	66	587	53
Exposure to loss (2)	–	7,453	28	7,135

Total assets of the entities	556	4,854	587	5,033

(1)
Securities held that are issued by our Canadian customer securitization vehicles are comprised of asset-backed commercial paper and are classified as trading securities, FVTPL securities and FVOCI securities. All assets held by these vehicles relate to assets in Canada.

(2)	Exposure to loss represents securities held, undrawn liquidity facilities, total committed amounts of the BMO funded vehicle, derivative assets and loans.

Consolidated structured entities [member]
Statement [Line Items]
Summary of Carrying Amount and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities
The following table presents the carrying amounts and fair values of transferred assets that did not qualify for derecognition and the associated liabilities issued by our bank securitization vehicles:

(Canadian $ in millions)		2019		2018
	Carrying amount (1)	Fair value	Carrying amount (1)	Fair value
Assets
Credit cards	7,747	7,747	7,246	7,246
Consumer instalment and other personal (2)	5,872	5,876	6,827	6,799
Business and government	716	721	–	–
Total	14,335	14,344	14,073	14,045
Associated liabilities (3)	10,166	10,209	8,179	8,134

(1)	Carrying amount of loans is net of allowance.
(2)	Includes Canadian real estate lines of credit and Canadian auto loans.
(3)	Associated liabilities are recognized in Securitization and structured entities’ liabilities in our Consolidated Balance Sheet.